BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	PORTFOLIO INSTRUMENTS — 98.3% HEDGED EQUITIES AND HEDGE FUNDS – 5.8%
234,197	BlackRock Systematic Multi-Strategy Fund, Institutional Class(a)	$ 2,365,391
429,483	JPMorgan Equity Premium Income Fund, Class I(a)	6,167,378
303,662	JPMorgan Hedged Equity 2 Fund, Class I(a)	5,632,932
126,711	JPMorgan Hedged Equity 3 Class I, Class I(a)	2,445,514
82,454	JPMORGAN HEDGED EQUITY FUND, Class I	2,730,867
		19,342,082
	LIQUIDITY POOL – 9.0%
1,647,400	Aristotle Floating Rate Income Fund, Class I(a)	15,633,830
1,462,842	BlackRock Floating Rate Income Portfolio, Institutional Class(a)	14,160,311
		29,794,141
	PRIVATE CREDIT – 31.2%
2,884,587	AMG Pantheon Credit Solutions Fund Class S(a)	30,893,920
3,259,221	Cliffwater Corporate Lending Fund, Class I(a)	34,612,927
2,199,797	Cliffwater Enhanced Lending Fund, Class I(a)	23,845,798
517,903	Variant Alternative Income Fund(a)	13,931,597
		103,284,242
	PRIVATE EQUITY – 34.5%
30,849,012	AMG Pantheon Fund, LLC(a),(b),(c),(d)	32,013,466
2,526,408	Cascade Private Capital Class I(a)	42,696,288
14,535,490	Partners Group Private(a),(b),(c),(d)	14,744,740
22,897,901	Pathway Select Fund LP(a)	24,916,671
		114,371,165
	PRIVATE REAL ESTATE – 13.3%
1,005,144	Apollo Diversified Real Estate Fund(a)	25,902,556
1,549,162	Clarion Partners Real Estate Income Fund Class I(a)	17,985,775
		43,888,331
	REAL ASSETS – 4.5%
14,635,045	Apollo Infrastructure Co.(a),(b),(c),(d)	14,813,743

	TOTAL PORTFOLIO INSTRUMENTS - 98.3% (Cost $324,724,398)	325,493,704

BEACON POINTE MULTI-ALTERNATIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 3.6%
	MONEY MARKET FUNDS - 3.6%
11,877,278	First American Treasury Obligations Fund, Class X, 4.40% (Cost $11,877,278)(e)	11,877,278

	TOTAL INVESTMENTS - 101.9% (Cost $336,601,676)	$ 337,370,982
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(6,178,718)
	NET ASSETS - 100.0%	$ 331,192,264

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of December 31, 2024, was $61,571,949, representing 18.6% of net assets.
(c)	Restricted security.
(d)	Investment is valued using net asset value (or its equivalent) as a practical expedient. Total value of all such securities as December 31, 2024, amounted to $61,571,949, which represents approximately 18.6% of the net assets of the Fund.
(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.